Document and Entity Information (USD $)	6 Months Ended
	Jun. 30, 2011	Aug. 04, 2011
Entity Registrant Name	Green Endeavors, Inc.
Entity Central Index Key	0001487997
Document Type	10-Q
Document Period End Date	Jun 30, 2011
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Public Float	$ 386,390
Entity Common Stock, Shares Outstanding		454,348,797
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2011

Balance Sheets (Unaudited) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Current Assets:
Cash	$ 87,798	$ 67,593
Accounts receivable	112	941
Inventory	103,649	107,365
Prepaid expenses	1,327	3,317
Total current assets	192,886	179,216
Property, plant and equipment, net of accumulated depreciation of $296,254 and $248,939, respectively	452,381	493,205
Other assets	403,168	408,614
Total Assets	1,048,435	1,081,035
Current Liabilities:
Accounts payable and accrued expenses	311,429	200,327
Deferred revenue	48,433	48,525
Due to related parties	839,150	893,405
Convertible debentures, net of debt discount of $52,744 and $0, respectively	54,756	0
Current portion of notes payable related party	0	125,584
Current portion of notes payable	198,480	198,248
Total current liabilities	1,452,248	1,466,089
Long-Term Liabilities:
Notes payable related party	105,000	105,000
Notes payable	88,277	102,056
Convertible debentures, net of debt discount of $102,680 and $110,193, respectively	2,757,120	2,749,607
Total long-term liabilities	2,950,397	2,956,663
Stockholders’ Deficit:
Convertible supervoting preferred stock, $0.001 par value, 10,000,000 shares authorized, 5,850,000 and 5,850,000 issued and outstanding at June 30, 2011 and December 31, 2010, respectively, no liquidation value	5,850	5,850
Convertible preferred series B stock, $0.001 par value 2,000,000 shares authorized, 626,532 and 610,332 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	627	610
Preferred stock - $0.001 par value 3,000,000 shares authorized, no shares issued and outstanding	0	0
Common stock, $0.001 par value, 2,500,000,000 shares authorized; 454,348,797 and 430,149,464 shares issued and outstanding at June 30, 2011 and December 31, 2010, respectively	454,349	430,150
Additional paid in capital	(1,594,093)	(1,694,506)
Accumulated deficit	(2,220,943)	(2,083,821)
Total Stockholders’ Deficit	(3,354,210)	(3,341,717)
Total Liabilities and Stockholders’ Deficit	$ 1,048,435	$ 1,081,035

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Accumulated depreciation on property, plant and equipment	$ 296,254	$ 248,939
Debt discount current	52,744
Debt discount non current	$ 102,680	$ 110,193
Convertible supervoting preferred share par value	$ 0.001	$ 0.001
Convertible supervoting preferred shares authorized	10,000,000	10,000,000
Convertible supervoting preferred shares outstanding	5,850,000	5,850,000
Convertible preferred series B shares par value	$ 0.001	$ 0.001
Convertible preferred series B shares authorized	2,000,000	2,000,000
Convertible preferred series B shares outstanding	626,532	610,332
Preferred shares par value	$ 0.001	$ 0.001
Preferred shares authorized	3,000,000	3,000,000
Common shares par value	$ 0.001	$ 0.001
Common shares authorized	2,500,000,000	2,500,000,000
Common shares outstanding	454,348,797	430,149,464

Statements of Operations (Unaudited) (USD $)	3 Months Ended		6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Revenue:
Services, net of discounts	$ 522,424	$ 409,578	$ 1,018,000	$ 782,816
Product, net of discounts	165,885	138,542	332,392	273,465
Total revenue	688,309	548,120	1,350,392	1,056,281
Costs and Expenses:
Cost of services	329,162	205,170	608,465	442,694
Cost of product	108,365	73,927	177,281	146,324
Depreciation and amortization	22,156	13,666	47,314	38,811
General and administrative	255,980	214,166	511,498	439,219
Total costs and expenses	715,663	506,929	1,344,558	1,067,048
Income (loss) from operations	(27,354)	41,191	5,834	(10,767)
Interest expense	60,452	64,128	136,817	125,621
Other (income) expense	1,984	3,037	6,139	(36,705)
Net loss	$ (89,790)	$ (25,974)	$ (137,122)	$ (99,683)
Net loss per common share, basic and diluted	$ 0	$ 0	$ 0	$ 0
Weighted average common shares outstanding, basic and diluted	450,735,244	362,967,079	450,735,244	362,967,079

Statements of Cash Flows (Unaudited) (USD $)	6 Months Ended
	Jun. 30, 2011	Jun. 30, 2010
Cash Flows from Operating Activities:
Net loss	$ (137,122)	$ (99,683)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	47,315	38,811
Amortization of debt discount	15,985
Changes in operating assets and liabilities:
Due from related parties	(758)	(112,482)
Inventories	3,716	20,127
Prepaid expenses	1,990	(1,093)
Other assets	5,446	(81,000)
Accounts payable and accrued expenses	56,847	175,761
Deferred revenue	(92)	2,273
Other long-term liabilities		(9,795)
Net cash used in operating activities	(6,673)	(67,081)
Cash Flows from Investing Activities:
Purchases of property, plant & equipment	(6,491)	(42,312)
Purchase of long-term investment		(25,085)
Net cash used in investing activities	(6,491)	(67,397)
Cash Flows from Financing Activities:
Payments made on notes payable	(139,131)	(10,000)
Proceeds from loan	107,500	100,000
Proceeds from issuance of preferred stock	65,000	161,000
Net cash provided by financing activities	33,369	251,000
Increase in cash	20,205	116,522
Cash at beginning of period	67,593	33,656
Cash at end of period	$ 87,798	$ 150,178

Organization and Basis of Presentation	6 Months Ended
Jun. 30, 2011
Organization and Basis of Presentation

Business Description

Green Endeavors, Inc., (“Green”) owns and operates two hair salons carrying the Aveda™ product line through its wholly-owned subsidiaries Landis Salons, Inc. (“Landis”) and Landis Salons II, Inc. (“Landis II”) in Salt Lake City Utah.

Organization

Green Endeavors, Inc. was incorporated under the laws of the State of Delaware on April 25, 2002 as Jasper Holdings.com, Inc. During the year ended December 2004, Green changed its name to Net2Auction, Inc. In July of 2007, Green changed its name to Green Endeavors, Ltd. On August 23, 2010, Green changed its name to Green Endeavors, Inc. and moved the corporate domicile from Delaware to Utah. On August 26, 2010 Green effected a forward split of the issued and outstanding shares of its common stock on a one for five basis and by the same proportion the number of authorized shares were increased to 2.5 billion to maintain the same ratios of authorized shares to issued shares and amended the designations of its Preferred Stock. All share and per share information included in these financial statements has been adjusted to reflect this forward stock split. The change in the designation of the Supervoting Preferred Stock will increase its voting rights from 10 votes per share to 100 votes per share, and the amendment to the designation of the Series B Preferred Shares will modify the language in the designation regarding changes in the Common stock and the time period allowed to the corporation to respond to request for conversion up to 90 days. All share and per share information included in these financial statements has been adjusted to reflect this forward stock split. Green is quoted on the OTC Markets as an OTCQB issuer under the symbol GRNE.

Green is a 90% controlled subsidiary of Nexia Holdings, Inc (“Nexia”). Green was acquired by Nexia in October 2007 in exchange for 150,000 shares of Nexia Series C Preferred Stock valued at  $750,000. Nexia is not currently a reporting company and is quoted on the OTC Markets under the symbol NXHD.

Landis Salons, Inc., a Utah corporation, was organized on May 4, 2005 for the purpose of operating an Aveda Lifestyle Salon. As of December 31, 2009, Landis was 99% owned by Green and a noncontrolling interest of 1% was held by a former employee. During the three months ended March 31, 2010, Green issued 10,000 Series B Preferred shares for the remaining 1% noncontrolling interest in Landis.

Newby Salon, L.L.C. (“Newby”), a Utah limited liability company, organized on July 8, 2005 in the state of Utah, formerly owned and operated a Landis Aveda Concept Salon in Bountiful, Utah. On December 1, 2010, Green sold its ownership interest in Newby to Diversified Holdings X, Inc. whose president is also the president of Green Endeavors, Inc. Up until the time of sale, Newby was wholly-owned by Green. Newby was closed on August 15, 2010 because it did not meet our operational performance measurements or real estate requirements.

Landis Salons II, Inc. was organized on March 17, 2010 as a wholly owned subsidiary for the purpose of opening a second Aveda Lifestyle Salon. On September 20, 2010, Landis II commenced operations.

Basis of Financial Statement Presentation

The consolidated financial statements include the accounts of Green and its subsidiaries after elimination of intercompany accounts and transactions. All consolidated subsidiaries are either wholly-owned or majority-owned by Green.

In the opinion of management, all adjustments considered necessary for a fair presentation of the results of operations and financial position have been included and all such adjustments are of a normal recurring nature. Operating results for the six months ended June 30, 2011 are not necessarily indicative of the results that can be expected for the year ending December 31, 2011.

Green consolidates entities under control and records a noncontrolling interest for the portions not owned by Green. Control is determined, where applicable, by the sufficiency of equity invested and the rights of the equity holders, and by the ownership of a majority of the voting interests, with consideration given to the existence of approval or veto rights granted to the minority shareholder. If the minority shareholder holds substantive participating rights, it overcomes the presumption of control by the majority voting interest holder. In contrast, if the minority shareholder simply holds protective rights (such as consent rights over certain actions), it does not overcome the presumption of control by the majority voting interest holder.

Summary of Significant Accounting Policies	6 Months Ended
Jun. 30, 2011
Summary of Significant Accounting Policies

Use of Estimates

The preparation of consolidated financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Fair Value of Financial Instruments

The carrying values of all financial instruments are deemed to approximate fair value due to the short maturity of these instruments and interest rates that approximate current market rates.

Cash and Cash Equivalents

Investments with original maturities of three months or less at the time of purchase are considered cash equivalents. As of June 30, 2011 and December 31, 2010, Green had no cash equivalents.

Inventory

Inventory consists of items held for resale and is carried at the lower of cost or market. Cost is determined using the first in, first out (“FIFO”) method.

Property, Plant and Equipment

Property, plant and equipment is stated at historical cost. Depreciation is generally provided over the estimated useful lives, using the straight-line method, as follows:

Computer equipment and related software	3 years
Leasehold improvements	Shorter of the lease term or the estimated useful life
Furniture and fixtures	3-10 years
Equipment	3-10 years
Vehicle	7 years
Signage	10 years

Green recorded depreciation expense in the amount of  $22,157 for the three months ended June 30, 2011,  $13,666 for the three months ended June 30, 2010,  $47,315 for the six months ended June 30, 2011 and  $38,811 for same period in 2010.

The following is a summary of Green’s Property, plant and equipment by major category as of June 30, 2011:

	Cost	Accumulated Depreciation	Net
Computer equipment and related software	$ 16,498	$ 7,149	$ 9,349
Leasehold improvements	441,078	180,758	260,320
Furniture and fixtures	19,998	10,465	9,533
Equipment	198,765	92,535	106,230
Vehicle	48,193	3,442	44,751
Signage	24,103	1,905	22,198
Total	$ 748,635	$ 296,254	$ 452,381

The following is a summary of Green’s Property, plant and equipment by major category as of December 31, 2010:

	Cost	Accumulated Depreciation	Net
Computer equipment and related software	$ 15,859	$ 4,249	$ 11,610
Leasehold improvements	438,678	155,993	282,685
Furniture and fixtures	20,473	9,239	11,234
Equipment	194,838	76,463	118,375
Vehicle	48,193	2,295	45,898
Signage	24,103	700	23,403
Total	$ 742,144	$ 248,939	$ 493,205

Investments in Equity Securities

Marketable Securities

Green considers all of its investments in marketable securities as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses presented net of tax and reported as a separate component of Stockholders' deficit. Realized gains and losses are determined using the specific identification method. Gains are recognized when realized and are recorded in the Consolidated Statements of Operations as Other income. Losses are recognized as realized or when Green has determined that an other-than-temporary decline in fair value has occurred.

Non-Marketable Securities

Green uses either the cost or equity method of accounting to account for its long-term, non-marketable investment securities. If Green determines that an other-than-temporary decline exists in a non-marketable equity security, Green writes down the investment to its fair value and records the related write-down as an impairment loss in the Consolidated Statements of Operations.

Series B Preferred Stock

Each share of Green’s Series B Preferred Stock is convertible into  $5.00 worth of common stock and has one vote. The number of common shares received is based on the market value of the common stock on the date of conversion. Series B Preferred Stock shareholders, at the option of Green, can receive cash or common stock upon conversion. The Preferred Stock is classified as equity as long as there are sufficient shares available to effect the conversion. In some instances certain contracts may pass the option to receive cash or Common Stock to the shareholder. In this case, it is assumed that a cash settlement will occur and balance sheet classification of the affected Preferred Stock and related preferred paid-in capital as a liability.

Deferred Revenue

Deferred revenue arises when customers pay for products and/or services in advance of revenue recognition. Green’s deferred revenue consists solely of unearned revenue associated with the purchase of gift certificates for which revenue is recognized only when the service is performed or the product is delivered.

Revenue Recognition

Revenue is recognized at the time the service is performed or the product is delivered.

Stock Based Compensation

Green recognizes the cost of employee services received in exchange for awards of equity instruments as stock-based compensation expense. Stock-based compensation expense is measured at the grant date based on the fair value of the restricted stock award, option or purchase right and is recognized as expense, less expected forfeitures, over the requisite service period, which typically equals the vesting period. The fair value of each option grant is estimated on the date of grant using the Black-Scholes option pricing model. The fair value of each restricted stock issuance is determined using the closing price of Green’s common stock on the grant date.

Determining the fair value of stock-based awards at the grant date requires judgment, including estimating the following:

•         Expected volatility of our stock;

•         Expected term of stock options;

•         Risk-free interest rate for the period;

•         Expected dividends, if any; and

•         Expected forfeitures.

The computation of the expected volatility assumption used in the Black-Scholes option pricing model for new grants is based on implied volatility when the remaining maturities of the underlying traded options are at least one year and, when the remaining maturities of the underlying traded options are less than one year, it is based on an equal weighting of historical and implied volatilities.

When establishing the expected life assumption, Green reviews annual historical employee exercise behavior with respect to option grants having similar vesting periods. The risk-free interest rate for the period within the expected term of the option is based on the yield of United States Treasury notes in effect at the time of grant. Green has not historically paid dividends, thus the expected dividends used in any calculations are zero. Judgment is required in estimating the amount of stock-based awards that Green expects to be forfeited. Green calculates an expected forfeiture rate for stock options issuances based on historical trends.

The valuation of all options, including the expected life and forfeiture rates of stock options, are calculated based on one employee pool because there is no significant difference in exercise behavior between classes of employees.

As of June 30, 2011 and December 31, 2010, Green had no outstanding options or warrants to purchase shares of our common stock.

Income Taxes

Deferred income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the estimated future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Also, Green's practice is to recognize interest and/or penalties related to income tax matters in income tax expense.

As of June 30, 2011, Green’s deferred tax assets, which are solely related to net operating losses, have been fully offset by a valuation allowance.

Net Loss Per Share

Net loss per share is computed by dividing net loss by the weighted average number of common shares outstanding during the specified period. Diluted earnings per common share is computed by dividing net income by the weighted average number of common shares and potential common shares during the specified period.

Recent Accounting Pronouncements

Management believes the impact of recently issued standards and updates, which are not yet effective, will not have a material impact on Green’s consolidated financial position, results of operations or cash flows upon adoption.

Inventory	6 Months Ended
Jun. 30, 2011
Inventory

Green’s inventory consists of items held for resale and product that is used in services by the Landis and Landis II salons. Inventory is carried at the lower of cost or market. As of June 30, 2011, inventory amounted to  $103,649 and  $107,365 as of December 31, 2010.

Other Assets	6 Months Ended
Jun. 30, 2011
Other Assets

The following table shows other assets as of June 30, 2011 and December 31, 2010:

	June 30, 2011	December 31, 2010
Green Series B Preferred shares pledged as collateral for the Landis II facility lease (1)	$ 250,000	$ 250,000
Note receivable pledged as collateral for the Landis II facility lease (2)	105,000	105,000
Lease and utility deposits	18,768	23,684
Certificate of deposit	25,838	25,462
Other	3,562	4,468
Total other assets	$ 403,168	$ 408,614

(1) On July 9, 2010, the Board of Directors approved the issuance of 50,000 shares of restricted Series B Preferred shares to Landis Salons II, Inc., a subsidiary of Green, to be used as collateral for a lease entered into by Landis Salons II to serve as the location for a new Landis Lifestyle Salon. These shares were then assigned to the landlord of Landis II as a security deposit with a related value of  $250,000. The shares will be returned to Green after the second year of the lease term unless Landis Salons II is in default.

(2) On July 12, 2010, Landis Salons II, Inc. issued a promissory note in the principal amount of  $105,000 payable to Wasatch Capital Corporation, which is a subsidiary of Nexia Holdings, Inc. Principal and interest, accruing at the rate of 5% per year, will be due on or before November 10, 2018. This promissory note was issued in exchange for a note receivable assigned to Landis Salons II, for  $105,000 with the same terms. This note receivable was pledged as collateral for the Landis II facility lease. The pledge agreement will expire after the second year of the lease term unless it is in default. As of June 30, 2011, there was  $5,077 of accrued interest on the note.

Lease Committments	6 Months Ended
Jun. 30, 2011
Lease Committments

Operating Leases

Facilities are leased under operating leases expiring at various dates through 2020. Certain of these leases contain renewal options. Rental expense was  $40,007 for the three months ended June 30, 2011 as compared to  $33,426 for the three months ended June 30, 2010. For the six months ended June 30, 2011 rent expense was  $78,310 as compared to  $66,294 for the same period in 2010.

As of June 30, 2011, future minimum lease payments under non-cancelable operating leases were as follows:

Operating
For the fiscal years:	Leases
2011	69,467
2012	141,528
2013	145,066
2014	148,693
2015	132,415
Thereafter	376,828
Total lease payments	$ 1,013,997

Capital Leases

During the year ended December 31, 2010, Green completed its capital lease through a bargain purchase option extended in the lease agreement. The bargain purchase amount was  $4,916 which was the entire amount of the security deposit.

Related Party Transactions	6 Months Ended
Jun. 30, 2011
Related Party Transactions

On April 30, 2008, Green entered into a stock transfer agreement with its parent company Nexia and Nexia’s wholly-owned subsidiary DHI whereby they would each sell their holdings in Landis and Newby in exchange for an 8% Series A Senior Subordinated Convertible Debenture with a face amount of  $3,000,000. Interest on the debenture commenced on December 30, 2008. DHI has the option, at any time, to convert all or any amount over  $10,000 of principal face amount and accrued interest into shares of Common stock,  $0.001 par value per share, at a conversion price equal to 95% of the average closing bid price of the Common stock three days prior to the date notice is received by Green. Based on the intrinsic value on the date of issuance, Green has a beneficial conversion feature, for which it has recorded a debt discount of  $150,000 as of April 30, 2008. This discount is being amortized to the maturity date of the debenture, which is 10 years.

The following table summarizes the principal and accrued interest balance of the Convertible Debentures as of June 30, 2011 and December 31, 2010.

	June 30, 2011	December 31, 2010
Principal balance	$ 2,859,800	$ 2,859,800
Accrued interest	583,730	470,278
Total	$ 3,443,530	$ 3,330,078

On June 24, 2010, the Board of Directors approved the purchase of 650,000 shares of Green’s Supervoting Preferred stock from AmeriResource Technologies, Inc. in exchange for 52,000 shares of Green’s Series B Preferred stock. The number of Series B Preferred shares issued in this transaction was determined based on one share of Green’s Supervoting Preferred stock being equivalent to 10 shares of Common stock and each Series B Preferred share is convertible into  $5.00 of Common stock. The Series B Preferred shares were valued at  $260,000.

On July 7, 2010, the Board of Directors authorized the issuance of 25,000 shares of restricted Series B Preferred shares to Richard G. Clegg, an officer and director of Green, pursuant to the terms of his employment agreement with a related party, Diversified Holdings I, Inc. The shares were issued pursuant to The 2008 Benefit Plan of Green to a natural person, providing bona fide services and not in conjunction with a capital raising transaction, exempt from registration under Rule 701 of the Securities Act of 1933.

On July 9, 2010, the Board of Directors approved the issuance of 50,000 shares of restricted Series B Preferred shares to Landis Salons II, Inc., a subsidiary of Green, to be used as collateral for a lease entered into by Landis Salons II, Inc. to serve as the location for a new Landis Lifestyle Salon. The shares are held by the landlord of the Marmalade facility to be converted and liquidated in the event of default on the part of Landis II. The shares will be returned to Landis II at the end of the second year of the lease term unless it is in default and are reflected as an Other asset on Green’s Consolidated Balance Sheet.

On July 12, 2010, Landis Salons II, Inc. issued a promissory note in the principal amount of  $105,000 payable to Wasatch Capital Corporation, which is a subsidiary of Nexia Holdings, Inc. Principal and interest, accruing at the rate of 5% per year, will be due on or before November 10, 2018. This promissory note was issued in exchange for a note receivable assigned to Landis Salons II, for  $105,000 with the same terms. The pledge agreement will expire after the second year of the lease term unless it is in default.

On December 1, 2010, Green sold its ownership interest in Newby to Diversified Holdings X, Inc. whose president is also the president of Green Endeavors, Inc. See Note 9 for additional information on the sale of Newby.

On January 6, 2011, the Board of Directors approved the conversion of 12,866 Series B Preferred shares into 12,866,000 shares of Common stock for Richard Surber, President, CEO and Director of Green. The shares were converted at  $0.005 per share which was the quoted closing price on the date the conversion letter was received from the Mr. Surber.

Notes Payable	6 Months Ended
Jun. 30, 2011
Notes Payable

A summary of notes payable as of June 30, 2011 and December 31, 2010 is as follows:

Creditor	Interest Rate	Due Date	June 30, 2011	December 31, 2010
Xing Investment Corp (1)	10.00%	05-12-2008	$ 171,000	$ 171,000
Chase Bank	7.24%	02-13-2015	32,896	37,032
Nexia Holdings, Inc (related party)	- - - -	09-11-2011	- - - -	125,584
Asher Enterprises, Inc. (3)	8.00%	01-09-2012	75,000	- - - -
Asher Enterprises, Inc. (4)	8.00%	03-16-2012	32,500	- - - -
Salt Lake City Corporation (2)	3.25%	06-18-2015	82,861	92,272
Wasatch Capital Corp. (related party)	5.00%	11-10-2018	105,000	105,000
Total			499,257	530,888
Less: Current portion of notes payable			305,980	323,832
Notes payable			$ 193,277	$ 207,056

(1) On May 12, 2006, Green borrowed  $171,000 from Xing Investment Corp with a convertible promissory note. The note is interest bearing at 10% per annum with no interest due until the note maturity date of May 12, 2008. Both principal and accrued interest, at the option of the note holder, may be converted into Common stock of Green at  $0.01 per share. The note was not liquidated at the maturity date and is currently in default. No payments have been made on the obligation because Green is unable to locate Xing Investment Corp. or its representatives. As of June 30, 2011 and December 31, 2010, accrued interest reported in accounts payable and accrued expenses was  $34,200.

(2) On June 18, 2010, Landis Salons, Inc. received a loan in the amount of  $100,000 from the Division of Economic Development of Salt Lake City Corporation. The loan includes a 1% origination fee and bears interest at the rate of 3.25% per annum. Principal and interest payments are made monthly over a five year term commencing June 2010. The loan is secured by a  $25,000 certificate deposit held in the name of Landis Salons, Inc. and personally guaranteed by Richard Surber, CEO of Green and Landis Salons, Inc.

(3) On April 5, 2011, the Green issued an 8% Convertible Promissory Note in the principal face amount of  $75,000 to Asher Enterprises Inc., in exchange for a cash payment of the same amount. The note has a due date of January 9, 2012. The note provides for potential conversion of Green’s common stock beginning in six months with the conversion price set at 61% of the average of the lowest three (3) trading prices for the Common Stock during the ten (10) Trading Day period prior to the date of conversion. Based on the intrinsic value on the date of issuance, Green has a beneficial conversion feature, for which it has recorded a debt discount of  $47,951. This discount is being amortized to the maturity date of the debenture, which is approximately nine months. As of June 30, 2011, accrued interest reported in accounts payable and accrued expenses was  $1,414.

(4) On June 14, 2011, the Green issued an 8% Convertible Promissory Note in the principal face amount of  $32,500 to Asher Enterprises Inc., in exchange for a cash payment of the same amount. The note has a due date of March 16, 2012. The note provides for potential conversion of Green’s common stock beginning in six months with the conversion price set at 61% of the average of the lowest three (3) trading prices for the Common Stock during the ten (10) Trading Day period prior to the date of conversion. Based on the intrinsic value on the date of issuance, Green has a beneficial conversion feature, for which it has recorded a debt discount of  $20,779. This discount is being amortized to the maturity date of the debenture, which is approximately nine months. As of June 30, 2011, accrued interest reported in accounts payable and accrued expenses was  $114.

Stockholders' Deficit	6 Months Ended
Jun. 30, 2011
Stockholders' Deficit

Preferred Stock

On August 4, 2010 by Written Consent of the majority of the voting rights of the shareholders of Green, consent was given to authorize the Board of Directors to amend the designations of the Preferred Stock. The change in the designation of the Supervoting Preferred Stock increased its voting rights from 10 votes per share to 100 votes per share.

Green is authorized to issue 15,000,000 shares of preferred stock. Green’s preferred stock may be divided into such series as may be established by the Board of Directors. Each share of the Supervoting preferred stock is convertible into 100 shares of Green’s Common stock and has the voting rights equal to 100 shares of Common stock.

Each share of Green’s Series B Preferred Stock is convertible into  $5.00 worth of Common stock and has one vote. The number of common shares received is based on the market value of the Common stock on the date of conversion. Series B Preferred Stock shareholders, at the option of Green, can receive cash.

As of June 30, 2011 and December 31, 2010, there were sufficient common shares to be issued if the preferred shares were converted due to an increased share price. Based on the availability of common shares upon conversion, it is assumed that Green would settle the contract in shares and classify the preferred shares as equity.

On January 21, 2010, the Board of Directors approved the conversion of 6,400 shares of Series B Preferred shares into 32,000,000 shares of Common stock. The shares were converted at  $0.001 per share based on the closing price of the stock prior to the date of conversion.

On February 17, 2010, Green issued 10,000 Series B Preferred shares to a former employee for the remaining 1% noncontrolling interest in Landis.

On February 26, 2010, Green issued 4,400 Series B Preferred shares to an investor for  $11,000. The shares were valued at  $2.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On March 12, 2010, the Board of Directors approved the conversion of 400 Series B Preferred shares into 1,000,000 shares of Common stock for an employee. The shares were converted at  $0.002 per share based on the closing price of the stock prior to the date of issuance.

On April 13, 2010, the Board of Directors approved the conversion of 2,000 Series B Preferred shares into 10,000,000 shares of Common stock for an investor. The shares were converted at  $0.001 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On April 16, 2010, Green issued 33,334 Series B Preferred shares to an investor for  $50,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On June 24, 2010, the Board of Directors approved the exchange of 650,000 shares of Green’s Supervoting Preferred stock from AmeriResource Technologies, Inc. for 52,000 shares of Green’s Series B Preferred stock. The number of Series B Preferred shares issued in this transaction were determined based on one share of Green’s Supervoting Preferred stock being equivalent to 10 shares of Common stock and each Series B Preferred shared is convertible into  $5.00 of Common stock. The Series B Preferred shares were valued at  $260,000.

On June 28, 2010, Green issued 33,334 Series B Preferred shares to two separate investors for  $50,000 each. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On July 7, 2010, the Board of Directors authorized the issuance of 25,000 shares of restricted Series B Preferred shares to Richard G. Clegg, an officer and director of Green, pursuant to the terms of his employment agreement with a related party, Diversified Holdings I, Inc.

On July 9, 2010, the Board of Directors approved the issuance of 50,000 shares of restricted Series B Preferred shares to Landis Salons II, Inc., a subsidiary of Green, to be used as collateral for a lease entered into by Landis Salons II to serve as the location for a new Landis Lifestyle Salon. These shares were then assigned to the landlord of Landis II as a security deposit with a related value of  $250,000. This amount is recorded as an other asset on the Balance Sheet.

On August 4, 2010, the Board of Directors approved for two different investors the conversions of 3,000 Series B Preferred shares into 15,000,000 shares of common stock for each of the investors. The shares were converted at  $0.001 per share which was mutually agreed upon by the Board of Directors and each of the investors.

On August 5, 2010, the Board of Directors approved the conversion of 3,000 Series B Preferred shares into 15,000,000 shares of common stock. The shares were converted at  $0.001 per share which was mutually agreed upon by the Board of Directors and each of the investors.

On August 19, 2010, Green issued 33,334 Series B Preferred shares to an investor for  $50,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On August 26, 2010, Green issued 33,334 Series B Preferred shares to an investor for  $50,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On September 21, 2010, the Board of Directors approved the conversion of 2,200 Series B Preferred shares into 2,000,000 shares of Common stock. The shares were converted at  $0.0055 per share, which was mutually agreed upon by the Board of Directors and the investor.

On September 21, 2010, Green issued 16,666 Series B Preferred shares to an investor for  $25,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On September 27, 2010, the Board of Directors approved the conversion of 5,000 Series B Preferred shares into 4,901,960 shares of Common stock. The shares were converted at  $0.0051 per share, which was the closing price on the last trading day prior to the conversion.

On September 28, 2010, Green issued 16,666 Series B Preferred shares to an investor for  $25,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On October 12, 2010, Green issued 16,666 Series B Preferred shares to an investor for  $25,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On October 26, 2010, Green issued 16,666 Series B Preferred shares to an investor for  $25,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On October 28, 2010, the Board of Directors approved the conversion of 5,800 Series B Preferred shares into 3,411,765 shares of Common stock for an investor. The shares were converted at  $0.0085 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

In November and December of 2010, Green issued 99,998 Series B Preferred shares to various investors for  $150,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investors.

On November 12, 2010, the Board of Directors approved the conversion of 16,600 Series B Preferred shares into 7,155,172 shares of Common stock for an investor. The shares were converted at  $0.0116 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On November 16, 2010, the Board of Directors approved the conversion of 4,600 Series B Preferred shares into 1,284,916 shares of Common stock for an investor. The shares were converted at  $0.0179 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On November 22, 2010, the Board of Directors approved the conversion of 2,200 Series B Preferred shares into 2,000,000 shares of Common stock for an investor. The shares were converted at  $0.0055 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On December 2, 2010, the Board of Directors approved the issuance of 2,000 Series B Preferred shares each to three employees of Landis Salons, Inc. for services rendered. The shares were valued at  $5 per share or  $30,000.

On January 6, 2011, the Board of Directors approved the conversion of 12,866 Series B Preferred shares into 12,866,000 shares of Common stock for Richard Surber, President, CEO and Director of Green. The shares were converted at  $0.005 per share which was the quoted closing price on the date the conversion letter was received from Mr. Surber.

On March 10, 2011, Green issued 14,333 Series B Preferred shares to an investor for  $25,000. The shares were valued at  $1.74 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On March 16, 2011, Green issued 16,333 Series B Preferred shares to an investor for  $25,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On April 1, 2011, the Board of Directors approved the conversion of 4,600 Series B Preferred shares into 3,833,333 shares of Common stock for an investor. The shares were converted at  $0.006 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On April 26, 2011, Green issued 10,000 Series B Preferred shares to an investor for  $15,000. The shares were valued at  $1.50 per share which was mutually agreed upon by the Board of Directors and the individual investor.

On April 28, 2011, the Board of Directors approved the conversion of 5,000 Series B Preferred shares into 5,000,000 shares of Common stock for an investor. The shares were converted at  $0.005 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

On June 13, 2011, the Board of Directors approved the conversion of 2,000 Series B Preferred shares into 2,500,000 shares of Common stock for an investor. The shares were converted at  $0.004 per share which was the quoted closing price on the date the conversion letter was received from the shareholder.

As of June 30, 2011 and December 31, 2010, Green had 5,850,000 shares of Supervoting Preferred stock issued and outstanding and 626,532 and 610,332 shares of convertible Series B Preferred stock issued and outstanding, respectively.

Common Stock

Green is authorized to issue 2,500,000,000 shares of Common stock with a par value of  $0.001 per share. As of June 30, 2011, Green had 454,348,797 shares of Common stock outstanding.

On August 4, 2010, by Written Consent of the majority of the voting rights of the shareholders of Green consent was given to authorize the Board of Directors to carry out a forward split of the issued and outstanding shares of the common stock on a 1 for five basis and by the same proportion, the number of authorized shares was increased to 2.5 billion to maintain the same ratios of authorized shares to issued shares. All share and per share information included in these financial statements has been adjusted to reflect this forward stock split.

Common stock issued during fiscal 2010 and during the six months ended June 30, 2011 have all been related to the conversion of Series B Preferred shares which are disclosed above in Note 8 – Stockholders’ Deficit under the heading Preferred Stock.

Noncontrolling Interest

As of December 31, 2009, Landis was 99% owned by Green and had a noncontrolling interest of 1%. During the three months ended March 31, 2010, Green issued 10,000 Series B Preferred shares for the remaining 1% noncontrolling interest in Landis.

Going Concern	6 Months Ended
Jun. 30, 2011
Going Concern

Generally accepted accounting principles in the United States of America contemplate the continuation of Green as a going concern. Green had a net loss for the six months ended June 30, 2011 of  $137,122 and negative working capital of  $1,259,362, which raises substantial doubt about the Green’s ability to continue as a going concern. Green’s ability to continue as a going concern is contingent upon the successful completion of additional financing arrangements and its ability to successfully fulfill its business plan. Management plans to attempt to raise additional funds to finance the operating and capital requirements of Green through a combination of equity and debt financings. While Green is making its best efforts to achieve the above plans, there is no assurance that any such activity will generate funds that will be sufficient for operations.